UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48489-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
April 30, 2011 (unaudited)

                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            EQUITY SECURITIES (98.0%)

            COMMON STOCKS (97.5%)

            CONSUMER DISCRETIONARY (12.6%)
            ------------------------------
            ADVERTISING (0.3%)
   69,785   Omnicom Group, Inc.                                      $    3,433
                                                                     ----------
            APPAREL RETAIL (0.6%)
   48,494   Buckle, Inc.                                                  2,206
   24,000   Guess?, Inc.                                                  1,032
   54,200   Limited Brands, Inc.                                          2,231
   41,525   TJX Companies, Inc.                                           2,226
                                                                     ----------
                                                                          7,695
                                                                     ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
   90,500   Hanesbrands, Inc.*                                            2,942
                                                                     ----------
            AUTO PARTS & EQUIPMENT (0.3%)
   94,400   Johnson Controls, Inc.                                        3,870
                                                                     ----------
            AUTOMOBILE MANUFACTURERS (0.7%)
  195,805   Ford Motor Co.*                                               3,029
  181,100   General Motors Co.*                                           5,812
                                                                     ----------
                                                                          8,841
                                                                     ----------
            BROADCASTING (0.2%)
  120,325   CBS Corp. "B"                                                 3,035
                                                                     ----------
            CABLE & SATELLITE (0.7%)
  323,900   Comcast Corp. "A"                                             8,499
                                                                     ----------
            CASINOS & GAMING (0.5%)
  343,700   International Game Technology                                 6,080
                                                                     ----------
            COMPUTER & ELECTRONICS RETAIL (0.4%)
  213,800   GameStop Corp. "A"*                                           5,490
                                                                     ----------
            DEPARTMENT STORES (0.4%)
   98,645   Nordstrom, Inc.                                               4,691
                                                                     ----------
            EDUCATION SERVICES (0.7%)
   70,000   Apollo Group, Inc. "A"*                                       2,802
   76,350   ITT Educational Services, Inc.*(a)                            5,477
    6,005   Strayer Education, Inc.(a)                                      744
                                                                     ----------
                                                                          9,023
                                                                     ----------
            FOOTWEAR (0.5%)
  133,114   Timberland Co. "A"*                                           6,015
                                                                     ----------
            HOME IMPROVEMENT RETAIL (0.9%)
   88,373   Home Depot, Inc.                                              3,282
  316,575   Lowe's Companies, Inc.                                        8,310
                                                                     ----------
                                                                         11,592
                                                                     ----------

================================================================================

1  | USAA Growth & Income Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            HOTELS, RESORTS, & CRUISE LINES (0.9%)
  248,100   Carnival Corp.                                           $    9,445
   49,900   Royal Caribbean Cruises Ltd.*                                 1,987
                                                                     ----------
                                                                         11,432
                                                                     ----------
            HOUSEHOLD APPLIANCES (0.5%)
   82,900   Stanley Black & Decker, Inc.                                  6,023
                                                                     ----------
            HOUSEWARES & SPECIALTIES (0.5%)
   72,900   Fortune Brands, Inc.                                          4,744
   51,600   Newell Rubbermaid, Inc.                                         984
                                                                     ----------
                                                                          5,728
                                                                     ----------
            INTERNET RETAIL (2.9%)
  122,659   Amazon.com, Inc.*                                            24,102
  203,294   Blue Nile, Inc.*(a)                                          11,588
                                                                     ----------
                                                                         35,690
                                                                     ----------
            MOVIES & ENTERTAINMENT (1.1%)
  200,400   Time Warner, Inc.                                             7,587
  114,600   Viacom, Inc. "B"                                              5,863
                                                                     ----------
                                                                         13,450
                                                                     ----------
            RESTAURANTS (0.2%)
   13,365   McDonald's Corp.                                              1,047
   40,300   Starbucks Corp.                                               1,458
                                                                     ----------
                                                                          2,505
                                                                     ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    6,200   Coinstar, Inc.*                                                 335
   85,900   Service Corp. International                                   1,011
                                                                     ----------
                                                                          1,346
                                                                     ----------
            Total Consumer Discretionary                                157,380
                                                                     ----------

            CONSUMER STAPLES (7.8%)
            -----------------------
            DISTILLERS & VINTNERS (0.1%)
   23,700   Diageo plc ADR                                                1,928
                                                                     ----------
            DRUG RETAIL (0.2%)
   47,300   Walgreen Co.                                                  2,021
                                                                     ----------
            FOOD RETAIL (0.5%)
  263,000   Kroger Co.                                                    6,394
                                                                     ----------
            HOUSEHOLD PRODUCTS (2.3%)
   50,927   Clorox Co.                                                    3,547
   65,300   Colgate-Palmolive Co.                                         5,508
  299,426   Procter & Gamble Co.                                         19,433
                                                                     ----------
                                                                         28,488
                                                                     ----------
            PACKAGED FOODS & MEAT (1.5%)
  473,364   Danone S.A. ADR                                               6,940
  169,600   Kraft Foods, Inc. "A"                                         5,695
  129,597   McCormick & Co., Inc.                                         6,366
                                                                     ----------
                                                                         19,001
                                                                     ----------
            PERSONAL PRODUCTS (0.4%)
  190,600   Avon Products, Inc.                                           5,600
                                                                     ----------
            SOFT DRINKS (1.3%)
   29,824   Coca-Cola Co.                                                 2,012
  182,600   Cott Corp.*                                                   1,629
  177,380   PepsiCo, Inc.                                                12,219
                                                                     ----------
                                                                         15,860
                                                                     ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            TOBACCO (1.5%)
   81,800   Altria Group, Inc.                                       $    2,196
   43,500   Imperial Tobacco Group plc ADR                                3,084
   22,000   Lorillard, Inc.                                               2,343
  123,825   Philip Morris International, Inc.                             8,598
   59,800   Reynolds American, Inc.                                       2,219
                                                                     ----------
                                                                         18,440
                                                                     ----------
            Total Consumer Staples                                       97,732
                                                                     ----------

            ENERGY (10.1%)
            --------------
            COAL & CONSUMABLE FUELS (0.5%)
   83,105   Peabody Energy Corp.                                          5,553
                                                                     ----------
            INTEGRATED OIL & GAS (4.6%)
  111,575   BP plc ADR                                                    5,148
   13,100   Chevron Corp.                                                 1,434
   63,200   ConocoPhillips                                                4,988
  314,865   Exxon Mobil Corp.                                            27,708
   57,300   Hess Corp.                                                    4,926
   73,100   Marathon Oil Corp.                                            3,950
   35,100   Murphy Oil Corp.                                              2,720
   45,500   Occidental Petroleum Corp.                                    5,200
   35,770   Petroleo Brasileiro S.A. ADR                                  1,335
                                                                     ----------
                                                                         57,409
                                                                     ----------
            OIL & GAS DRILLING (1.6%)
   47,300   Atwood Oceanics, Inc.*                                        2,125
   83,800   ENSCO International plc ADR(a)                                4,996
  232,345   Noble Corp.                                                   9,993
   83,400   SeaDrill Ltd.                                                 2,974
                                                                     ----------
                                                                         20,088
                                                                     ----------
            OIL & GAS EQUIPMENT & SERVICES (1.1%)
   40,800   Baker Hughes, Inc.                                            3,158
   38,900   Cameron International Corp.*                                  2,051
   89,761   Schlumberger Ltd.                                             8,056
                                                                     ----------
                                                                         13,265
                                                                     ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.0%)
   31,395   Apache Corp.                                                  4,187
   63,400   EOG Resources, Inc.                                           7,158
   37,610   Nexen, Inc.                                                     994
  181,013   Ultra Petroleum Corp.*                                        9,194
   56,500   Whiting Petroleum Corp.*                                      3,927
                                                                     ----------
                                                                         25,460
                                                                     ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  144,650   Spectra Energy Corp.                                          4,201
                                                                     ----------
            Total Energy                                                125,976
                                                                     ----------

            FINANCIALS (16.4%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
  157,025   Ameriprise Financial, Inc.                                    9,745
  158,600   Bank of New York Mellon Corp.                                 4,593
   32,935   Franklin Resources, Inc.                                      4,253
  170,152   Legg Mason, Inc.                                              6,321
  520,281   SEI Investments Co.                                          11,618
   58,200   State Street Corp.                                            2,709
   47,200   Waddell & Reed Financial, Inc. "A"                            1,936
                                                                     ----------
                                                                         41,175
                                                                     ----------

================================================================================

3  | USAA Growth & Income Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            CONSUMER FINANCE (2.0%)
  197,432   American Express Co.                                     $    9,690
  129,900   Capital One Financial Corp.                                   7,109
  131,100   Discover Financial Services                                   3,257
  298,400   SLM Corp.*                                                    4,950
                                                                     ----------
                                                                         25,006
                                                                     ----------
            DIVERSIFIED BANKS (2.2%)
  230,800   U.S. Bancorp                                                  5,959
  717,090   Wells Fargo & Co.                                            20,875
                                                                     ----------
                                                                         26,834
                                                                     ----------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
  175,305   UBS AG*                                                       3,506
                                                                     ----------
            INSURANCE BROKERS (0.3%)
   78,400   Willis Group Holdings Ltd. plc                                3,239
                                                                     ----------
            INVESTMENT BANKING & BROKERAGE (1.1%)
   49,505   Goldman Sachs Group, Inc.                                     7,476
  259,700   Morgan Stanley                                                6,791
                                                                     ----------
                                                                         14,267
                                                                     ----------
            LIFE & HEALTH INSURANCE (1.4%)
  155,700   AFLAC, Inc.                                                   8,749
  183,900   MetLife, Inc.                                                 8,604
                                                                     ----------
                                                                         17,353
                                                                     ----------
            MULTI-LINE INSURANCE (0.4%)
  188,625   Hartford Financial Services Group, Inc.                       5,464
                                                                     ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.9%)
  304,220   Bank of America Corp.                                         3,736
3,035,200   Citigroup, Inc.*                                             13,932
  405,465   JPMorgan Chase & Co.                                         18,501
                                                                     ----------
                                                                         36,169
                                                                     ----------
            PROPERTY & CASUALTY INSURANCE (0.7%)
  269,712   Assured Guaranty Ltd.                                         4,585
   27,400   AXIS Capital Holdings Ltd.                                      969
   17,200   Chubb Corp.                                                   1,121
   90,980   XL Group plc                                                  2,222
                                                                     ----------
                                                                          8,897
                                                                     ----------
            REGIONAL BANKS (0.7%)
  203,100   Fifth Third Bancorp                                           2,695
   94,100   PNC Financial Services Group, Inc.                            5,866
                                                                     ----------
                                                                          8,561
                                                                     ----------
            REITs - MORTGAGE (0.1%)
   78,400   Annaly Capital Management, Inc.                               1,399
                                                                     ----------
            REITs - RESIDENTIAL (0.2%)
   15,800   Essex Property Trust, Inc.                                    2,141
                                                                     ----------
            SPECIALIZED FINANCE (0.7%)
  246,140   MSCI, Inc. "A"*                                               8,731
                                                                     ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  104,900   New York Community Bancorp, Inc.                              1,741
                                                                     ----------
            Total Financials                                            204,483
                                                                     ----------

            HEALTH CARE (12.4%)
            -------------------
            BIOTECHNOLOGY (1.9%)
   93,200   Acorda Therapeutics, Inc.*                                    2,613
   28,400   Alexion Pharmaceuticals, Inc.*                                2,752

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
  222,915   Amgen, Inc.*                                             $   12,673
   70,100   Amylin Pharmaceuticals, Inc.*                                   932
   18,779   Biogen Idec, Inc.*                                            1,828
   30,600   Gilead Sciences, Inc.*                                        1,189
   21,900   Pharmasset, Inc.*                                             2,222
                                                                     ----------
                                                                         24,209
                                                                     ----------
            HEALTH CARE DISTRIBUTORS (0.2%)
   49,800   Cardinal Health, Inc.                                         2,176
                                                                     ----------
            HEALTH CARE EQUIPMENT (3.1%)
  126,500   Baxter International, Inc.                                    7,198
  153,100   Covidien plc                                                  8,526
  289,283   Medtronic, Inc.                                              12,077
   56,620   St. Jude Medical, Inc.                                        3,026
  123,678   Zimmer Holdings, Inc.*                                        8,070
                                                                     ----------
                                                                         38,897
                                                                     ----------
            HEALTH CARE FACILITIES (0.3%)
  101,400   Hca Holdings, Inc.*                                           3,326
                                                                     ----------
            HEALTH CARE SERVICES (0.4%)
  100,000   Emdeon, Inc.*                                                 1,566
   90,400   Omnicare, Inc.                                                2,840
                                                                     ----------
                                                                          4,406
                                                                     ----------
            LIFE SCIENCES TOOLS & SERVICES (0.5%)
   13,500   Bio-Rad Laboratories, Inc. "A"*                               1,689
   42,620   Thermo Fisher Scientific, Inc.*                               2,557
   23,000   Waters Corp.*                                                 2,254
                                                                     ----------
                                                                          6,500
                                                                     ----------
            MANAGED HEALTH CARE (2.2%)
   55,300   CIGNA Corp.                                                   2,590
   97,200   Coventry Health Care, Inc.*                                   3,137
   31,200   Humana, Inc.*                                                 2,375
  295,175   UnitedHealth Group, Inc.                                     14,531
   56,228   WellPoint, Inc.                                               4,318
                                                                     ----------
                                                                         26,951
                                                                     ----------
            PHARMACEUTICALS (3.8%)
   78,300   Allergan, Inc.                                                6,229
   52,300   Bristol-Myers Squibb Co.                                      1,470
  173,800   Johnson & Johnson                                            11,422
  320,054   Merck & Co., Inc.                                            11,506
  123,417   Novartis AG ADR                                               7,303
  279,941   Pfizer, Inc.                                                  5,867
   80,380   Teva Pharmaceutical Industries Ltd. ADR                       3,676
                                                                     ----------
                                                                         47,473
                                                                     ----------
            Total Health Care                                           153,938
                                                                     ----------

            INDUSTRIALS (11.8%)
            -------------------
            AEROSPACE & DEFENSE (3.4%)
  112,945   Boeing Co.                                                    9,011
  108,200   General Dynamics Corp.                                        7,879
   29,100   Goodrich Corp.                                                2,572
  125,480   Honeywell International, Inc.                                 7,683
   15,900   ITT Corp.                                                       919
   43,000   L-3 Communications Holdings, Inc.                             3,448
   38,800   Precision Castparts Corp.                                     5,995
  111,840   Raytheon Co.                                                  5,430
                                                                     ----------
                                                                         42,937
                                                                     ----------
            AIR FREIGHT & LOGISTICS (2.3%)
  239,627   Expeditors International of Washington, Inc.                 13,005

================================================================================

5  | USAA Growth & Income Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   62,300   FedEx Corp.                                              $    5,960
  135,691   United Parcel Service, Inc. "B"                              10,173
                                                                     ----------
                                                                         29,138
                                                                     ----------
            AIRLINES (0.3%)
  351,600   Southwest Airlines Co.                                        4,131
                                                                     ----------
            BUILDING PRODUCTS (0.2%)
  155,700   Masco Corp.                                                   2,090
                                                                     ----------
            CONSTRUCTION & ENGINEERING (0.2%)
   30,375   Fluor Corp.                                                   2,124
                                                                     ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   21,500   Joy Global, Inc.                                              2,171
   34,800   Navistar International Corp.*                                 2,419
   62,650   PACCAR, Inc.                                                  3,327
                                                                     ----------
                                                                          7,917
                                                                     ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   55,390   Belden, Inc.                                                  2,106
   21,600   Cooper Industries plc                                         1,425
   40,900   Emerson Electric Co.                                          2,485
                                                                     ----------
                                                                          6,016
                                                                     ----------
            INDUSTRIAL CONGLOMERATES (0.6%)
  333,075   General Electric Co.                                          6,811
                                                                     ----------
            INDUSTRIAL MACHINERY (1.9%)
   52,800   Eaton Corp.                                                   2,827
   34,710   Flowserve Corp.                                               4,395
  212,400   Illinois Tool Works, Inc.                                    12,406
   40,400   Pall Corp.                                                    2,361
   20,000   SPX Corp.                                                     1,729
                                                                     ----------
                                                                         23,718
                                                                     ----------
            RAILROADS (0.5%)
   87,900   Norfolk Southern Corp.                                        6,564
                                                                     ----------
            RESEARCH & CONSULTING SERVICES (0.5%)
   16,408   CoStar Group, Inc.*                                           1,116
   17,900   Dun & Bradstreet Corp.                                        1,471
  122,856   Verisk Analytics, Inc. "A"*                                   4,042
                                                                     ----------
                                                                          6,629
                                                                     ----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   49,900   WESCO International, Inc.*                                    3,091
                                                                     ----------
            TRUCKING (0.5%)
  351,600   Hertz Global Holdings, Inc.*                                  6,051
                                                                     ----------
            Total Industrials                                           147,217
                                                                     ----------

            INFORMATION TECHNOLOGY (21.3%)
            ------------------------------
            APPLICATION SOFTWARE (2.0%)
  270,400   Adobe Systems, Inc.*                                          9,072
  124,800   FactSet Research Systems, Inc.                               13,654
   49,900   JDA Software Group, Inc.*                                     1,635
   12,800   Longtop Financial Technologies Ltd. ADR*                        289
                                                                     ----------
                                                                         24,650
                                                                     ----------
            COMMUNICATIONS EQUIPMENT (3.8%)
1,288,946   Cisco Systems, Inc.                                          22,634
   43,600   Finisar Corp.*(a)                                             1,225
   50,600   JDS Uniphase Corp.*                                           1,054
  391,841   QUALCOMM, Inc.                                               22,272
                                                                     ----------
                                                                         47,185
                                                                     ----------

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                                                   Portfolio of Investments |  6

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            COMPUTER HARDWARE (2.7%)
   58,915   Apple, Inc.*                                             $   20,516
  340,985   Hewlett-Packard Co.                                          13,766
                                                                     ----------
                                                                         34,282
                                                                     ----------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
  173,020   EMC Corp.*                                                    4,904
   26,900   NetApp, Inc.*                                                 1,398
                                                                     ----------
                                                                          6,302
                                                                     ----------
            DATA PROCESSING & OUTSOURCED SERVICES (2.5%)
   59,707   Automatic Data Processing, Inc.                               3,245
   39,900   Computer Sciences Corp.                                       2,034
   41,100   Global Payments, Inc.                                         2,188
  235,572   Visa, Inc. "A"                                               18,403
  267,600   Western Union Co.                                             5,687
                                                                     ----------
                                                                         31,557
                                                                     ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
  106,500   Molex, Inc.(a)                                                2,875
                                                                     ----------
            INTERNET SOFTWARE & SERVICES (2.0%)
   87,925   eBay, Inc.*                                                   3,024
   28,807   Google, Inc. "A"*                                            15,674
  112,404   VistaPrint N.V.*                                              6,115
                                                                     ----------
                                                                         24,813
                                                                     ----------
            IT CONSULTING & OTHER SERVICES (0.6%)
   84,200   iGATE Corp.                                                   1,428
   33,070   International Business Machines Corp.                         5,641
                                                                     ----------
                                                                          7,069
                                                                     ----------
            OFFICE ELECTRONICS (0.2%)
  219,400   Xerox Corp.                                                   2,214
                                                                     ----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
  108,600   Applied Materials, Inc.                                       1,704
   48,115   ASML Holding N.V.                                             2,009
                                                                     ----------
                                                                          3,713
                                                                     ----------
            SEMICONDUCTORS (2.5%)
  125,184   Altera Corp.                                                  6,097
  120,035   Analog Devices, Inc.                                          4,839
  126,600   Broadcom Corp. "A"*                                           4,454
  115,100   Intel Corp.                                                   2,669
  344,200   Intersil Corp. "A"                                            5,084
   96,214   Linear Technology Corp.                                       3,348
   62,800   Microchip Technology, Inc.(a)                                 2,577
   52,100   Texas Instruments, Inc.                                       1,851
                                                                     ----------
                                                                         30,919
                                                                     ----------
            SYSTEMS SOFTWARE (3.8%)
  900,807   Microsoft Corp.                                              23,439
  541,012   Oracle Corp.                                                 19,503
  252,500   Symantec Corp.*                                               4,962
                                                                     ----------
                                                                         47,904
                                                                     ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
   43,900   Arrow Electronics, Inc.*                                      2,001
                                                                     ----------
            Total Information Technology                                265,484
                                                                     ----------

            MATERIALS (2.1%)
            ----------------
            COMMODITY CHEMICALS (0.4%)
   98,700   Celanese Corp. "A"                                            4,927
                                                                     ----------

================================================================================

7  | USAA Growth & Income Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.2%)
   36,100   E.I. du Pont de Nemours & Co.                            $    2,050
                                                                     ----------
            DIVERSIFIED METALS & MINING (0.4%)
   54,380   Freeport-McMoRan Copper & Gold, Inc.                          2,992
   36,205   Rio Tinto plc ADR                                             2,651
                                                                     ----------
                                                                          5,643
                                                                     ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
   21,300   Agrium, Inc.                                                  1,926
   18,155   Monsanto Co.                                                  1,235
   22,400   Potash Corp. of Saskatchewan, Inc.                            1,263
                                                                     ----------
                                                                          4,424
                                                                     ----------
            GOLD (0.3%)
   80,640   Barrick Gold Corp.                                            4,114
                                                                     ----------
            PAPER PACKAGING (0.2%)
  111,500   Sealed Air Corp.                                              2,873
                                                                     ----------
            STEEL (0.2%)
   18,400   Allegheny Technologies, Inc.                                  1,325
   43,200   Steel Dynamics, Inc.                                            786
                                                                     ----------
                                                                          2,111
                                                                     ----------
            Total Materials                                              26,142
                                                                     ----------

            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
  141,945   AT&T, Inc.                                                    4,417
   69,900   Verizon Communications, Inc.                                  2,641
                                                                     ----------
                                                                          7,058
                                                                     ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   57,500   Vodafone Group plc ADR                                        1,675
                                                                     ----------
            Total Telecommunication Services                              8,733
                                                                     ----------

            UTILITIES (2.3%)
            ----------------
            ELECTRIC UTILITIES (1.6%)
  126,500   American Electric Power Co., Inc.                             4,615
   21,600   Entergy Corp.                                                 1,506
  126,300   FirstEnergy Corp.                                             5,047
  112,455   NextEra Energy, Inc.                                          6,361
   45,700   Pinnacle West Capital Corp.                                   1,983
                                                                     ----------
                                                                         19,512
                                                                     ----------
            GAS UTILITIES (0.1%)
   17,100   ONEOK, Inc.                                                   1,196
                                                                     ----------
            MULTI-UTILITIES (0.6%)
  132,000   CenterPoint Energy, Inc.                                      2,456
   34,600   Dominion Resources, Inc.                                      1,606
   75,100   MDU Resources Group, Inc.                                     1,794
   84,300   Xcel Energy, Inc.                                             2,051
                                                                     ----------
                                                                          7,907
                                                                     ----------
            Total Utilities                                              28,615
                                                                     ----------
            Total Common Stocks (cost: $974,354)                      1,215,700
                                                                     ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                         MARKET
PRINCIPAL                                                                 VALUE
AMOUNT      SECURITY                                                      (000)
-------------------------------------------------------------------------------
            CONVERTIBLE SECURITIES (0.1%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            CASINOS & GAMING (0.1%)
 1,280,000  International Game Technology (cost:  $1,463)            $    1,526
                                                                     ----------

<CATPION>
NUMBER
OF SHARES
-------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (0.4%)
    27,900  MidCap SPDR Trust Series 1(a) (cost: $3,633)                  5,151
                                                                     ----------
            Total Equity Securities (cost: $979,450)                  1,222,377
                                                                     ----------

            MONEY MARKET INSTRUMENTS (1.8%)

            MONEY MARKET FUNDS (1.8%)
22,797,664  State Street Institutional Liquid Reserve
              Fund, 0.16%(b) (cost:  $22,798)                            22,798
                                                                     ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (1.9%)

            MONEY MARKET FUNDS (1.6%)
 5,287,490  Blackrock Liquidity Funds Tempfund Portfolio, 0.10%(b)        5,287
14,844,787  Fidelity Institutional Money Market Portfolio, 0.19%(b)      14,845
                                                                     ----------
            Total Money Market Funds                                     20,132
                                                                     ----------

PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.3%)
$      755  Credit Suisse First Boston, LLC, 0.04%, acquired
              on 4/29/2011 and due 5/02/2011 at $755 (collateralized
              by $770 of Federal Home Loan Bank(c), 0.45%, due
              5/4/2011; market value $772)                                  755
     2,312  Deutsche Bank Securities, Inc., 0.03%, acquired
              on 4/29/2011 and due 5/02/2011 at $2,312
              (collateralized by $2,367 of Fannie Mae(c), 1.88%,
              due 6/23/2015; market value $2,358)                         2,312
                                                                     ----------
            Total Repurchase Agreements                                   3,067
                                                                     ----------
            Total Short-term Investments Purchased With Cash
              Collateral From Securities Loaned (cost: $23,199)          23,199
                                                                     ----------

            TOTAL INVESTMENTS (COST: $1,025,447)                     $1,268,374
                                                                     ==========

================================================================================

9  | USAA Growth & Income Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          --------------------
                                                 (LEVEL 1)       (LEVEL 2)     (LEVEL 3)
                                               QUOTED PRICES       OTHER      SIGNIFICANT
                                                 IN ACTIVE      SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS       OBSERVABLE       INPUTS
                                               FOR IDENTICAL      INPUTS
ASSETS                                            ASSETS                                        TOTAL
---------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $   1,215,700    $        --   $         --  $   1,215,700
  Convertible Securities                                  --          1,526             --          1,526
  Exchange-Traded Funds                                5,151             --             --          5,151
Money Market Instruments:
  Money Market Funds                                  22,798             --             --         22,798
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
  Money Market Funds                                  20,132             --             --         20,132
  Repurchase Agreements                                   --          3,067             --          3,067
---------------------------------------------------------------------------------------------------------
Total                                          $   1,263,781    $     4,593   $         --  $   1,268,374
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares) and, effective August 1, 2010, Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will

================================================================================

11  | USAA Growth & Income Fund

================================================================================

monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include convertible securities, which are valued based on methods discussed in Note A5, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $22,830,000.

================================================================================

13  | USAA Growth & Income Fund

================================================================================

E. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $256,949,000 and $14,022,000, respectively, resulting in net unrealized appreciation of $242,927,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,247,439,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of April 30, 2011.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.